Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated Fair Value of Warrants Assumptions Used for the Black-Scholes Option-pricing Model
Key assumptions used to apply this model were as follows:

	May 3, 2016	December 31, 2016	December 31, 2017
Dividend yield	—	—
Expected volatility	80.0%	67.0%	69.0%
Risk-free rate of return	1.22%	1.93%	2.20%
Expected term (years)	5.0	4.3	3.3
Fair Value per share	$25.60	$21.36	$0.09

Activities of the Common Stock Warrants
The activities of the common stock warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2016	10,390	$40.00	4.3 years
Warrants exercised	—	—
Outstanding and exercisable—December 31, 2017	10,390	$16.22	3.3 years